Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies [Line Items]
Currency translation adjustment	$ 51	$ 166	$ 193	$ 159
Net carrying value of software developed	140	108
Vehicle interest income	10	9	8
Advertising expense	112	116	127
Investments in joint ventures	46
Aggregate realized gain from the sale of investments	7		2
Retained risks of liability to third parties	397	416
Workers compensation liabilities	67	59
Gain or loss of currency transactions	$ 9	$ 11	$ 17